Fees Summary	Apr. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 676,000
Previously Paid Amount	0.00
Total Fee Amount	93.36
Total Offset Amount	0.00
Net Fee	93.36
Narrative - Max Aggregate Offering Price	$ 676,000
Final Prospectus	true